Share-Based Compensation (Details) - Schedule of Share Based Compensation Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Based Compensation Expense [Abstract]
General and administrative expenses	$ 15,095,968	$ 4,528,788	$ 25,663,139